UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-227645-02

Central Index Key Number of the issuing entity: 0001769328

BMW Vehicle Lease Trust 2019-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:  333-205553

Central Index Key Number of the depositor:  0001126530

BMW Auto Leasing LLC
 (Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541188

BMW Financial Services NA, LLC
 (Exact name of sponsor as specified in its charter)

Mathew Morgenstern, (201) 307-4153
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION INCLUDED WITH THIS FORM
Item 1.	The Asset Data File required to be filed in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)) is attached as Exhibit 102 to this Form ABS-EE.
Item 2.	The Asset Related Document required to be filed in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)) is attached as Exhibit 103 to this Form ABS-EE.

EXHIBIT INDEX

Exhibit 102                      Asset Data File (Schedule AL)

Exhibit 103                      Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES
The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.
Date: November 27, 2019

BMW VEHICLE LEASE TRUST 2019-1
     (Issuing Entity)

By:  BMW Financial Services NA, LLC,
       solely as servicer

By:    /s/ Stefan Kramer
        Name:       Stefan Kramer
        Title:           Vice President — Finance & CFO